MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended		149 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Mar. 31, 2020	Mar. 31, 2018 USD ($)	Sep. 21, 2017	Apr. 30, 2012 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Aug. 31, 2021 USD ($)	Mar. 31, 2016 USD ($)	Feb. 28, 2022 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Non-controlling interest								$ 18,465		$ 18,465		$ 17,585		$ 18,465
Capital commitments								388		388				388
Write-off costs associated with prospecting right closures								223	$ 0	223	$ 0
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest						45.65%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Payments for exploration and evaluation expenses														80,100
Write-off costs associated with prospecting right closures										223
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest			12.195%
Proportion of ownership and voting rights held by non-controlling interests						28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement							$ 3,200
Acquisition of interest, work requirement, interest							37.00%
Capital commitments								20,000		$ 20,000				20,000
Proceeds from funds advanced for exploration and evaluation expenses					$ 6,000								$ 8,000
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest		49.90%	49.90%							49.90%		49.90%
Purchase agreement amount | R		R 1.2
Non-controlling interest								7,700		$ 7,700		$ 7,400		7,700
Subsequent expenditures on non-JV property receivable								$ 7,000		$ 7,000				$ 7,000
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest			26.00%
Proportion of ownership and voting rights held by non-controlling interests		26.00%				26.00%	26.00%
Expense arising from exploration and evaluation of mineral resources							$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	50.01%
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest			37.05%				37.00%			37.05%		37.05%
Proportion of ownership and voting rights held by non-controlling interests			12.97%				26.00%
Effective proportion of ownership interest in subsidiary			50.02%
Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests			9.755%	9.755%